Liquidity Risk - Summary of Sources of Wholesale Funding by Maturity (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Sources Of Wholesale Funding [Line Items]
Deposits by banks	£ 6,737	£ 14,037
Subordinated liabilities	2,032	2,385
Wholesale fund amount	52,700	56,100
Of which secured	29,500	33,500
Of which unsecured	23,200	22,600
Santander UK Group Holdings plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured	11,200
Subordinated liabilities and equity (incl. AT1)	3,300
Wholesale fund amount	£ 14,500
Unsecured debt issued	99.00%
Santander UK plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Deposits by banks	£ 600
Certificates of deposit and commercial paper	4,100
Senior unsecured	3,300
Covered bonds	18,900
Securitisation and structured issuance	6,100
TFSME	3,900
Subordinated liabilities	700
Wholesale fund amount	37,600
Santander UK plc | RMBS and ABS
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	5,000
Other group entities
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	600
≤ 1 month
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	1,000	3,300
Of which secured	0	900
Of which unsecured	1,000	2,400
≤ 1 month | Santander UK Group Holdings plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured	500
Subordinated liabilities and equity (incl. AT1)	0
Wholesale fund amount	500
≤ 1 month | Santander UK plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Deposits by banks	0
Certificates of deposit and commercial paper	500
Senior unsecured	0
Covered bonds	0
Securitisation and structured issuance	0
TFSME	0
Subordinated liabilities	0
Wholesale fund amount	500
≤ 1 month | Santander UK plc | RMBS and ABS
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	0
≤ 1 month | Other group entities
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	0
>1 and ≤ 3 months
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	6,800	4,800
Of which secured	3,200	500
Of which unsecured	3,600	4,300
>1 and ≤ 3 months | Santander UK Group Holdings plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured	0
Subordinated liabilities and equity (incl. AT1)	400
Wholesale fund amount	400
>1 and ≤ 3 months | Santander UK plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Deposits by banks	0
Certificates of deposit and commercial paper	3,100
Senior unsecured	0
Covered bonds	2,800
Securitisation and structured issuance	500
TFSME	0
Subordinated liabilities	0
Wholesale fund amount	6,400
>1 and ≤ 3 months | Santander UK plc | RMBS and ABS
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance
>1 and ≤ 3 months | Other group entities
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	0
>3 and ≤ 6 months
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	3,400	1,900
Of which secured	2,100	1,300
Of which unsecured	1,300	600
>3 and ≤ 6 months | Santander UK Group Holdings plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured	800
Subordinated liabilities and equity (incl. AT1)	0
Wholesale fund amount	800
>3 and ≤ 6 months | Santander UK plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Deposits by banks	0
Certificates of deposit and commercial paper	500
Senior unsecured
Covered bonds	800
Securitisation and structured issuance	700
TFSME	0
Subordinated liabilities	0
Wholesale fund amount	2,000
>3 and ≤ 6 months | Santander UK plc | RMBS and ABS
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	100
>3 and ≤ 6 months | Other group entities
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	600
>6 and ≤ 9 months
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	800	1,200
Of which secured	400	200
Of which unsecured	400	1,000
>6 and ≤ 9 months | Santander UK Group Holdings plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured	0
Subordinated liabilities and equity (incl. AT1)	0
Wholesale fund amount	0
>6 and ≤ 9 months | Santander UK plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Deposits by banks	400
Certificates of deposit and commercial paper	0
Senior unsecured
Covered bonds	200
Securitisation and structured issuance	200
TFSME	0
Subordinated liabilities	0
Wholesale fund amount	800
>6 and ≤ 9 months | Santander UK plc | RMBS and ABS
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	200
>6 and ≤ 9 months | Other group entities
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	0
>9 and ≤ 12 months
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	1,400	8,500
Of which secured	400	7,200
Of which unsecured	1,000	1,300
>9 and ≤ 12 months | Santander UK Group Holdings plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured	800
Subordinated liabilities and equity (incl. AT1)	0
Wholesale fund amount	800
>9 and ≤ 12 months | Santander UK plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Deposits by banks	200
Certificates of deposit and commercial paper	0
Senior unsecured	100
Covered bonds	100
Securitisation and structured issuance	200
TFSME	0
Subordinated liabilities	0
Wholesale fund amount	600
>9 and ≤ 12 months | Santander UK plc | RMBS and ABS
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	200
>9 and ≤ 12 months | Other group entities
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	0
No later than one year
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	13,400	19,700
Of which secured	6,100	10,100
Of which unsecured	7,300	9,600
No later than one year | Santander UK Group Holdings plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured	2,100
Subordinated liabilities and equity (incl. AT1)	400
Wholesale fund amount	2,500
No later than one year | Santander UK plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Deposits by banks	600
Certificates of deposit and commercial paper	4,100
Senior unsecured	100
Covered bonds	3,900
Securitisation and structured issuance	1,600
TFSME	0
Subordinated liabilities	0
Wholesale fund amount	10,300
No later than one year | Santander UK plc | RMBS and ABS
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	500
No later than one year | Other group entities
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	600
2027
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	13,900	9,300
Of which secured	10,100	6,800
Of which unsecured	3,800	2,500
2027 | Santander UK Group Holdings plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured	2,200
Subordinated liabilities and equity (incl. AT1)	800
Wholesale fund amount	3,000
2027 | Santander UK plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Deposits by banks	0
Certificates of deposit and commercial paper	0
Senior unsecured	700
Covered bonds	6,200
Securitisation and structured issuance	1,500
TFSME	2,500
Subordinated liabilities	0
Wholesale fund amount	10,900
2027 | Santander UK plc | RMBS and ABS
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	1,500
2027 | Other group entities
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	0
>2 and ≤ 5 years
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	20,400	22,000
Of which secured	10,300	14,100
Of which unsecured	10,100	7,900
>2 and ≤ 5 years | Santander UK Group Holdings plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured	5,700
Subordinated liabilities and equity (incl. AT1)	2,000
Wholesale fund amount	7,700
>2 and ≤ 5 years | Santander UK plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Deposits by banks	0
Certificates of deposit and commercial paper	0
Senior unsecured	2,300
Covered bonds	7,200
Securitisation and structured issuance	3,000
TFSME	0
Subordinated liabilities	200
Wholesale fund amount	12,700
>2 and ≤ 5 years | Santander UK plc | RMBS and ABS
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	3,000
>2 and ≤ 5 years | Other group entities
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	0
>5 years
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	5,000	5,100
Of which secured	3,000	2,500
Of which unsecured	2,000	£ 2,600
>5 years | Santander UK Group Holdings plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured	1,200
Subordinated liabilities and equity (incl. AT1)	100
Wholesale fund amount	1,300
>5 years | Santander UK plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Deposits by banks	0
Certificates of deposit and commercial paper	0
Senior unsecured	200
Covered bonds	1,600
Securitisation and structured issuance	0
TFSME	1,400
Subordinated liabilities	500
Wholesale fund amount	3,700
>5 years | Santander UK plc | RMBS and ABS
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	0
>5 years | Other group entities
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	£ 0